CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	¥ 1,307,540	¥ 865,846	¥ 203,117
Net loss from discontinued operations			(2,069)
Net income from continuing operations	1,307,540	865,846	205,186
Adjustments to reconcile net income to net cash used in operating activities:
Expected credit losses	(1,003)	3,887	827
Share-based compensation	74,319	64,017	37,110
Amortization of right-of-use assets	13,336	11,849	12,630
Other depreciation and amortization	4,339	3,099	3,508
Deferred income tax	97,127	24,740	22
Fair value change of financial instruments	(45,197)	(1,544)	(288)
Others, net	(1,931)	(1,003)	(2,234)
Changes in operating assets and liabilities:
Accounts receivable, net	(179,268)	(16,169)	(20,369)
Prepayments and other current assets	34,895	(43,661)	(7,178)
Amount due from related parties		2,814	(4,597)
Amount due to related parties		(33,191)	33,191
Accounts payable	6,702	(6,400)	7,362
Lease liabilities	(13,805)	(12,223)	(16,407)
Contract liabilities	(54,108)	50,173	21,039
Salary and welfare payable	69,349	83,220	31,748
Taxes payable	(8,107)	41,901	2,249
Other non-current assets	(179)		(3,423)
Accrued expenses and other current liabilities	191,129	170,246	126,231
Net cash provided by continuing operating activities	1,495,138	1,207,601	426,607
Net cash provided by discontinued operating activities			15,365
Net cash provided by operating activities	1,495,138	1,207,601	441,972
Cash flows from investing activities:
Cash paid to acquire property and equipment and intangible assets	(19,040)	(3,341)	(4,644)
Cash paid on short-term investments and time deposits	(10,383,987)	(3,896,231)	(1,000,898)
Cash prepaid for assets acquisition	(6,900)
Cash paid for loans to staff			(14,677)
Cash received from disposal of short-term investments	7,359,462	2,247,320	10,191
Cash received from maturity of time deposits	327,370	1,494,619	996,472
Cash received from disposal of property and equipment	216	63
Net cash used in continuing investing activities	(2,722,879)	(157,570)	(13,556)
Net cash used in discontinued investing activities			(31,699)
Net cash used in investing activities	(2,722,879)	(157,570)	(45,255)
Cash flows from financing activities:
Proceeds from exercise of share options	26		18,046
Proceeds from initial public offering, net of offering costs	204,880
Cash paid for initial public offering costs	(8,062)	(9,113)
Net cash provided by/(used in) financing activities	196,844	(9,113)	18,046
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(4,797)	4,846	6,588
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,035,694)	1,045,764	421,351
Cash and cash equivalents and restricted cash at beginning of the year	1,919,674	873,910	452,559
Cash and cash equivalents and restricted cash at end of the year	883,980	1,919,674	873,910
Supplemental disclosure of cash flow information:
Cash paid for income tax	657	596	2,001
Supplemental schedule of non-cash investing and financing activities:
Accretion to preferred shares redemption value	(700,795)	¥ 429,931	¥ 536,059
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO	¥ 2,720,087